Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Operating Lease Payments
As of December 31, 2012, future minimum lease payments related to non-cancellable operating leases were as follows (in thousands):

Years Ended December 31,
2013	$3,945
2014	3,278
2015	2,525
2016	2,126
2017	2,162
Thereafter	—
Total	$14,036